AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.   2450 South Shore Boulevard, League
                                                                  City, TX 77573
--------------------------------------------------------------------------------

                                   DIRECTORS
                            Ernest S. Barratt, Ph.D.
                               Allan W. Matthews
                              Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                            Robert V. Shattuck, Jr.
                               Jamie G. Williams
                              Frank P. Williamson

                                    OFFICERS
                        Michael W. McCroskey, President
                      Gordon D. Dixon, Vice President and
           Portfolio Manager, Growth, Managed and Balanced Portfolios
                       Terry E. Frank, Vice President and
                   Portfolio Manager, Money Market Portfolio
                Brenda T. Koelemay, Vice President and Treasurer
                        Emerson V. Unger, Vice President
                Teresa E. Axelson, Vice President and Secretary

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                   CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                 LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                          Philadelphia, PA 19103-2108

Securities Management and Research, Inc.
P.O. Box 58969
Houston, TX 77258-8969

FIRST-CLASS MAIL
U.S. POSTAGE
PAID
PERMIT NO. 89
GALVESTON, TEXAS
                            A N N U A L  R E P O R T

                                        AMERICAN
                                        NATIONAL
                                        INVESTMENT
                                        ACCOUNTS
                                        INC.

                                                      / / GROWTH PORTFOLIO
                                                      / / MANAGED PORTFOLIO
                                                      / / BALANCED PORTFOLIO
                                                      / / MONEY MARKET PORTFOLIO

                                                          ANNUAL REPORT
                                                        DECEMBER 31, 1999

                                                     "The financial statements
                                                     contained herein are
                                                     included for the general
                                                     information of our
                                                     shareholders. This annual
                                                     report is not authorized
                                                     for distribution to
                                                     prospective investors
                                                     unless preceded or
                                                     accompanied by an effective
                                                     prospectus."

                                                 Form 9429
                                                 12/99

SCHEDULE OF INVESTMENTS  December 31, 1999
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

COMMON STOCK                           SHARES       VALUE
AEROSPACE--0.98%
Boeing Company                           4,800   $   199,500

AUTO & TRUCK MANUFACTURERS--1.11%
Ford Motor Company                       1,500        80,156
General Motors Corporation               2,000       145,375
                                                 -----------
                                                     225,531
AUTO PARTS MANUFACTURERS--0.46%
Dana Corporation                         3,100        92,806

BANKS--2.68%
Bank of America Corporation              2,000       100,375
Comerica, Incorporated                   1,350        63,028
Morgan (J.P.) & Company                    500        63,313
PNC Bank Corporation                     1,600        71,200
U.S. Bancorp                             5,200       123,825
Wells Fargo Company                      3,000       121,312
                                                 -----------
                                                     543,053
BEVERAGES--2.10%
Anheuser-Busch Companies,
 Incorporated                            6,000       425,250

CHEMICALS--2.14%
B.F.Goodrich Company                     3,136        86,240
Hercules, Incorporated                   2,600        72,475
Monsanto Company                         3,500       124,688
Praxair, Incorporated                    3,000       150,937
                                                 -----------
                                                     434,340
COMMUNICATION EQUIPMENT--4.36%
Lucent Technologies, Incorporated        6,425       480,670
Nortel Networks Corporation              4,000       404,000
                                                 -----------
                                                     884,670
COMPUTER RELATED--8.04%
Apple Computer, Incorporated *           1,900       195,344
Cisco Systems, Incorporated *            5,100       546,338
EMC Corporation *                        3,600       393,300
Sun Microsystems, Incorporated *         6,400       495,600
                                                 -----------
                                                   1,630,582
COMPUTER SOFTWARE--11.58%
BMC Software, Incorporated *             3,200       255,800
Microsoft Corporation *                  7,200       840,600
Novell, Incorporated *                  12,000       479,250
VERITAS Software Corporation *           5,400       772,875
                                                 -----------
                                                   2,348,525
COSMETICS/TOILETRIES--1.08%
Procter & Gamble Company                 2,000       219,125

DIVERSIFIED--0.97%
Minnesota Mining and Manufacturing
 Company                                 2,000       195,750

COMMON STOCK                           SHARES       VALUE
DRUGS--4.54%
Bristol-Myers Squibb Company             4,000   $   256,750
Merck & Company, Incorporated            2,000       134,125
Pfizer, Incorporated                     6,300       204,356
Schering-Plough Corporation              4,800       202,500
Warner-Lambert Company                   1,500       122,906
                                                 -----------
                                                     920,637
ELECTRICAL EQUIPMENT--3.76%
General Electric Company                 3,700       572,575
Solectron Corporation *                  2,000       190,250
                                                 -----------
                                                     762,825
EXPLORATION & DRILLING--2.01%
Global Marine, Incorporated *            2,500        41,563
Kerr-McGee Corporation                   2,100       130,200
Tidewater, Incorporated                  3,500       126,000
Transocean Sedco Forex Incorporated        580        19,539
Union Pacific Resources Group,
 Incorporated                            7,000        89,250
                                                 -----------
                                                     406,552
FINANCIAL SERVICES--1.83%
American General Corporation             2,000       151,750
Countrywide Credit Industries,
 Incorporated                            3,000        75,750
Morgan Stanley, Dean Witter,
 Discover and Company                    1,000       142,750
                                                 -----------
                                                     370,250
FOOD PRODUCERS--2.45%
Bergen Brunswig Corporation
 (Class A)                               5,000        41,562
ConAgra, Incorporated                    3,000        67,688
IBP, Incorporated                        2,500        45,000
Interstate Bakeries Corporation          4,500        81,562
McCormick & Company, Incorporated        2,000        59,500
Smithfield Foods, Incorporated *         5,000       120,000
Universal Foods Corporation              4,000        81,500
                                                 -----------
                                                     496,812
FOOD RETAILERS--1.26%
Albertson's, Incorporated                2,600        83,850
Safeway, Incorporated*                   4,800       170,700
                                                 -----------
                                                     254,550
FURNITURE/APPLIANCES--1.09%
Black & Decker Corporation               3,000       156,750
Whirlpool Corporation                    1,000        65,063
                                                 -----------
                                                     221,813
HOMEBUILDING/SUPPLIES--0.23%
Centex Corporation                       1,900        46,906

INSURANCE COMPANIES--3.46%
CIGNA Corporation                        2,100       169,181
Citigroup, Incorporated                  8,250       458,391
Conseco, Incorporated                    4,100        73,287
                                                 -----------
                                                     700,859

SCHEDULE OF INVESTMENTS  December 31, 1999
--------------------------------------------------------------------------------
GROWTH PORTFOLIO, CONTINUED

COMMON STOCK                           SHARES       VALUE
LEISURE TIME--0.44%
Brunswick Corporation                    4,000   $    89,000

MACHINERY/EQUIPMENT--0.43%
Deere & Company                          2,000        86,750

MEDIA - TV/RADIO/CABLE--0.76%
MediaOne Group, Incorporated *           2,000       153,625
MEDICAL PRODUCTS/SUPPLIES--0.50%
Beckman Coulter, Incorporated            2,000       101,750

MEDICAL SERVICES--0.55%
Aetna, Incorporated                      2,000       111,625
MANUFACTURING - DIVERSIFIED--1.50%
Tyco International LTD                   7,800       303,225

NATURAL GAS--1.31%
Enron Corporation                        6,000       266,250
OIL DOMESTIC--0.50%
Unocal Corporation                       3,000       100,688

OIL INTERNATIONAL--3.52%
BP Amoco p.l.c. ADR                      2,646       156,941
Chevron Corporation                      1,000        86,625
Royal Dutch Petroleum Company ADR        5,000       302,187
Schlumberger Limited                     3,000       168,750
                                                 -----------
                                                     714,503
RETAIL GENERAL--1.44%
Federated Department Stores,
 Incorporated *                          2,600       131,463
J. C. Penney Company, Incorporated       8,100       161,494
                                                 -----------
                                                     292,957
RETAIL SPECIALTY--1.42%
Group 1 Automotive, Incorporated *      10,000       139,375
Loew's Companies, Incorporated           2,500       149,375
                                                 -----------
                                                     288,750
SEMICONDUCTORS--2.03%
Intel Corporation                        5,000       411,562
SPECIALTY PRINTING/SERVICES--0.28%
Banta Corporation                        2,500        56,406

STEEL--1.01%
Allegheny Technologies Incorporated      2,000        44,875
LTV Corporation                         15,000        61,875
USX-U. S. Steel Group                    3,000        99,000
                                                 -----------
                                                     205,750
TELECOM - LONG DISTANCE--3.05%
A T & T Corporation                      5,300       268,975
MCI WorldCom Incorporated *              6,600       350,213
                                                 -----------
                                                     619,188

COMMON STOCK                           SHARES       VALUE
TELEPHONE--1.37%
Alltel Corporation                       2,000   $   165,375
US West, Incorporated New                1,554       111,888
                                                 -----------
                                                     277,263
TRUCKING & SHIPPING--0.78%
USFreightways Corporation                3,300       157,987
                                                 -----------
                    TOTAL COMMON STOCK--77.02%
                             (Cost $9,323,873)    15,617,615
                                                 -----------
                                        FACE
COMMERCIAL PAPER                       AMOUNT
BEVERAGES--4.44%
Whitman Corporation, 6.60%, 01/03/00  $900,000       899,669

ELECTRIC POWER--3.75%
Minnesota Power & Light Company,
 6.60%, 01/06/00                       213,000       212,804
Nevada Power Company, 7.10%,
 01/04/00                              548,000       547,675
                                                 -----------
                                                     760,479
FINANCIAL SERVICES--0.65%
Penn Power & Light Energy Trust,
 6.80%, 01/18/00                       132,000       131,575

FOOD PRODUCERS--3.29%
ConAgra, Incorporated, 6.62%,
 01/05/00                              667,000       666,508

FURNITURE/APPLIANCES--1.73%
Maytag Corporation, 6.37%, 01/11/00    352,000       351,374

NATURAL GAS--1.15%
Sierra Pacific Power Company, 6.55%,
 01/10/00                              234,000       233,615

RETAIL - SPECIALTY--4.09%
Mattel, Incorporated, 6.80%,
 01/18/00                              833,000       830,318

UTILITY - MISCELLANEOUS--3.91%
Hawaiian Electric Industries
 Incorporated, 5.65%, 01/13/00         794,000       792,504
                                                 -----------
                TOTAL COMMERCIAL PAPER--23.01%
                             (Cost $4,666,042)     4,666,042
                                                 -----------
                    TOTAL INVESTMENTS--100.03%
                            (Cost $13,989,915)    20,283,657
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.03%)        (6,943)
                                                 -----------
                           NET ASSETS--100.00%   $20,276,714
                                                 ===========
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 1999
--------------------------------------------------------------------------------
MANAGED PORTFOLIO

COMMON STOCK                          SHARES        VALUE
AUTO & TRUCK MANUFACTURERS--0.29%
General Motors Corporation                 800   $    58,150

AUTO PARTS MANUFACTURERS--0.24%
Dana Corporation                         1,600        47,900

BANKS--2.58%
Bank of America Corporation              2,000       100,375
Comerica, Incorporated                   3,000       140,063
Morgan (J.P.) & Company                    500        63,312
PNC Bank Corporation                     2,400       106,800
U.S. Bancorp                             4,300       102,394
                                                 -----------
                                                     512,944
BEVERAGES--1.60%
Anheuser-Busch Companies,
 Incorporated                            4,500       318,938

CHEMICALS--1.93%
B.F.Goodrich Company                     7,800       214,500
Hercules, Incorporated                   2,300        64,112
Praxair, Incorporated                    2,100       105,656
                                                 -----------
                                                     384,268
COMMUNICATIONS EQUIPMENT--3.07%
Lucent Technologies, Incorporated        4,906       367,030
Nortel Networks Corporation              2,400       242,400
                                                 -----------
                                                     609,430
COMPUTER RELATED--5.05%
Cisco Systems, Incorporated*             3,600       385,650
EMC Corporation*                         3,400       371,450
Sun Microsystems, Incorporated*          3,200       247,800
                                                 -----------
                                                   1,004,900
COMPUTER SOFTWARE--7.05%
Microsoft Corporation*                   5,300       618,775
Novell, Incorporated*                    5,600       223,650
VERITAS Software Corporation*            3,900       558,188
                                                 -----------
                                                   1,400,613
DRUGS--1.70%
Schering-Plough Corporation              8,000       337,500

ELECTRICAL EQUIPMENT--3.92%
Emerson Electric Company                 1,000        57,375
General Electric Company                 3,500       541,625
Solectron Corporation*                   1,900       180,737
                                                 -----------
                                                     779,737
ELECTRIC POWER--0.56%
Allegheny Energy, Incorporated             800        21,550
DTE Energy Company                       2,000        62,750
UtiliCorp United, Incorporated           1,350        26,241
                                                 -----------
                                                     110,541
EXPLORATION & DRILLING--1.91%
Global Marine Incorporated*              1,600        26,600
Kerr-McGee Corporation                   1,800       111,600
Tidewater, Incorporated                  3,900       140,400
Transocean Sedco Forex
 Incorporated                              774        26,074
Union Pacific Resources Group,
 Incorporated                            5,846        74,537
                                                 -----------
                                                     379,211

COMMON STOCK                          SHARES        VALUE
FINANCIAL SERVICES--1.07%
Countrywide Credit Industries,
 Incorporated                            2,800   $    70,700
Morgan Stanley, Dean Witter,
 Discover and Company                    1,000       142,750
                                                 -----------
                                                     213,450
FOODS PRODUCERS--2.32%
Bergen Brunswig Corporation
 (Class A)                               5,000        41,562
ConAgra, Incorporated                    4,000        90,250
IBP, Incorporated                        4,500        81,000
Interstate Bakeries Corporation          4,100        74,313
McCormick & Company, Incorporated        2,000        59,500
Smithfield Foods, Incorporated*          4,800       115,200
                                                 -----------
                                                     461,825
FOODS RETAILERS--0.85%
Albertson's, Incorporated                1,500        48,375
Safeway, Incorporated*                   3,400       120,912
                                                 -----------
                                                     169,287
FURNITURE/APPLIANCES--1.06%
Black & Decker Corporation               2,800       146,300
Whirlpool Corporation                    1,000        65,063
                                                 -----------
                                                     211,363
HOMEBUILDING/SUPPLIES--0.24%
Centex Corporation                       1,900        46,906

INSURANCE COMPANIES--3.41%
CIGNA Corporation                        1,800       145,012
Citigroup, Incorporated                  7,800       433,388
Conseco, Incorporated                    5,520        98,670
                                                 -----------
                                                     677,070
LEISURE TIME--0.34%
Brunswick Corporation                    3,000        66,750

MACHINERY/EQUIPMENT--0.44%
Deere & Company                          2,000        86,750

MEDIA-TV/RADIO/CABLE--0.39%
MediaOne Group, Incorporated*            1,000        76,812

MEDICAL PRODUCTS/SUPPLIES--1.35%
Abbott Laboratories                      6,000       217,875
Beckman Coulter, Incorporated            1,000        50,875
                                                 -----------
                                                     268,750
MEDICAL SERVICES--0.34%
Aetna, Incorporated                      1,200        66,975

MANUFACTURING - DIVERSIFIED--1.49%
Tyco International LTD                   7,600       295,450

NATURAL GAS--1.03%
Enron Corporation                        4,600       204,125

SCHEDULE OF INVESTMENTS  December 31, 1999
--------------------------------------------------------------------------------
MANAGED PORTFOLIO, CONTINUED

COMMON STOCK                          SHARES        VALUE
OIL INTERNATIONAL--4.69%
Chevron Corporation                      1,800   $   155,925
Exxon Mobil Corporation                  1,000        80,563
Royal Dutch Petroleum Company ADR        6,000       362,625
Schlumberger Limited                     4,000       225,000
Texaco, Incorporated                     2,000       108,625
                                                 -----------
                                                     932,738
REAL ESTATE/REITS--2.03%
Centerpoint Properties Corporation       1,800        64,575
Crescent Real Estate Equities
 Company                                 5,000        91,875
Equity Office Properties Trust          10,000       246,250
                                                 -----------
                                                     402,700
RETAIL DISCOUNT--0.20%
Kmart Corporation*                       4,000        40,250

RETAIL GENERAL--1.16%
Federated Department Stores,
 Incorporated*                           2,500       126,406
J. C. Penney Company, Incorporated       5,200       103,675
                                                 -----------
                                                     230,081
RETAIL SPECIALTY--0.60%
Loew's Companies, Incorporated           2,000       119,500

SEMICONDUCTORS--1.91%
Intel Corporation                        4,600       378,637

SPECIALTY PRINTING/SERVICES--0.25%
Banta Corporation                        2,200        49,638

STEEL--1.01%
Allegheny Technologies,
 Incorporated                            2,000        44,875
LTV Corporation                         14,000        57,750
USX-U. S. Steel Group                    3,000        99,000
                                                 -----------
                                                     201,625
TELECOM - CELLULAR--0.36%
GTE Corporation                          1,000        70,562

TELECOM - LONG DISTANCE--2.58%
A T & T Corporation                      3,200       162,400
MCI WorldCom Incorporated*               6,600       350,213
                                                 -----------
                                                     512,613
TELEPHONE--1.12%
Alletel Corporation                      1,800       148,837
US West, Incorporated New                1,027        73,944
                                                 -----------
                                                     222,781
TOBACCO--0.25%
UST, Incorporated                        2,000        50,375

TRUCKING & SHIPPING--0.72%
USFreightways Corporation                3,000       143,625
                                                 -----------
                    TOTAL COMMON STOCK--61.11%
                             (Cost $8,111,637)    12,144,770
                                                 -----------

                                       FACE
COMMERCIAL PAPER                      AMOUNT        VALUE
BEVERAGES--1.53%
Whitman Corporation, 6.60%,
 01/03/00                           $  304,000   $   303,888

CONTAINERS--0.58%
Crown Cork & Seal Company,
 Incorporated, 7.35%, 01/19/00         115,000       114,577

ELECTRIC POWER--3.58%
Nevada Power Company, 7.10%,
 01/04/00                              713,000       712,577

ELECTRONICS--2.61%
Avnet Incorporated, 6.60%,
 01/06/00                              520,000       519,522

FINANCIAL SERVICES--7.60%
Dana Credit Corporation, 6.40%,
 01/12/00                              122,000       121,759
PS Colorado Credit Corporation,
 7.15%, 01/07/00                       838,000       837,000
Penn Power & Light Energy Trust,
 6.80%, 01/18/00                       554,000       552,215
                                                 -----------
                                                   1,510,974
FOOD PRODUDERS--3.31%
ConAgra, Incorporated, 6.62%,
 01/05/00                              658,000       657,514

FURNITURE/APPLIANCES--3.32%
Maytag Corporation, 6.37%,
 01/11/00                              660,000       658,827

GOVERNMENT AGENCY--5.03%
Federal Home Loan Mortgage
 Corporation, 5.59%, 01/25/00        1,004,000     1,000,245

NATURAL GAS--2.01%
Sierra Pacific Power Company,
 6.55%, 01/10/00                       400,000       399,342

RETAIL - SPECIALTY--4.47%
Mattel, Incorporated, 6.80%,
 01/18/00                              892,000       889,128

UTILITY - MISCELLANEOUS--4.87%
Hawaiian Electric Industries
 Incorporated, 5.65%, 01/13/00         969,000       967,175
                                                 -----------
                TOTAL COMMERCIAL PAPER--38.91%
                             (Cost $7,733,769)     7,733,769
                                                 -----------
                    TOTAL INVESTMENTS--100.02%
                            (Cost $15,845,406)    19,878,539
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.02%)        (4,779)
                                                 -----------
                           NET ASSETS--100.00%   $19,873,760
                                                 ===========
ABBREVIATIONS
ADR--American Depository Receipt
REIT--Real Estate Investment Trust
*--Non-income producing security

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 1999
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

COMMON STOCK                            SHARES      VALUE
AUTO & TRUCK MANUFACTURERS--0.51%
Ford Motor Company                          500   $   26,719
General Motors Corporation                  300       21,806
                                                  ----------
                                                      48,525
AUTO PARTS MANUFACTURERS--0.16%
Dana Corporation                            500       14,969

BANKS--1.75%
Bank of America Corporation                 600       30,113
Comerica, Incorporated                      900       42,019
Morgan (J.P.) & Company                     200       25,325
PNC Bank Corporation                        400       17,800
U.S. Bancorp                              1,000       23,812
Wells Fargo Company                         700       28,306
                                                  ----------
                                                     167,375
BEVERAGES--0.44%
Anheuser-Busch Companies,
 Incorporated                               600       42,525
CHEMICALS--0.92%
B.F.Goodrich Company                      1,400       38,500
Hercules, Incorporated                      500       13,938
Praxair, Incorporated                       700       35,219
                                                  ----------
                                                      87,657
COMMUNICATIONS EQUIPMENT--2.41%
Lucent Technologies, Incorporated         2,000      149,625
Nortel Networks Corporation                 800       80,800
                                                  ----------
                                                     230,425
COMPUTER RELATED--6.02%
Cisco Systems, Incorporated *             1,800      192,825
EMC Corporation *                         1,800      196,650
Sun Microsystems, Incorporated *          2,400      185,850
                                                  ----------
                                                     575,325
COMPUTER SOFTWARE--4.33%
Microsoft Corporation *                     500       58,375
Novell, Incorporated *                    2,100       83,869
VERITAS Software Corporation *            1,900      271,937
                                                  ----------
                                                     414,181
COSMETICS & TOILETRIES--1.37%
Procter & Gamble Company                  1,200      131,475
DRUGS--3.24%
Bristol-Myers Squibb Company              1,600      102,700
Pfizer, Incorporated                      3,000       97,313
Schering-Plough Corporation               2,600      109,687
                                                  ----------
                                                     309,700
ELECTRICAL EQUIPMENT--2.72%
General Electric Company                  1,100      170,225
Solectron Corporation*                      950       90,369
                                                  ----------
                                                     260,594
ELECTRIC POWER--0.49%
Allegheny Energy, Incorporated              400       10,775
DTE Energy Company                          700       21,963
UtiliCorp United, Incorporated              750       14,578
                                                  ----------
                                                      47,316

COMMON STOCK                            SHARES      VALUE
EXPLORATION & DRILLING--0.64%
Global Marine Incorporated*                 900   $   14,962
Kerr-McGee Corporation                      200       12,400
Tidewater, Incorporated                     500       18,000
Union Pacific Resources Group,
 Incorporated                             1,254       15,989
                                                  ----------
                                                      61,351
FINANCIAL SERVICES--1.06%
American General Corporation                300       22,762
Countrywide Credit Industries,
 Incorporated                             1,400       35,350
Morgan Stanley, Dean Witter, Discover
 and Company                                300       42,825
                                                  ----------
                                                     100,937
FOOD PRODUCERS--1.28%
Bergen Brunswig Corporation
 (Class A)                                1,750       14,547
IBP, Incorporated                           900       16,200
Interstate Bakeries Corporation           2,100       38,063
Smithfield Foods, Incorporated*           1,400       33,600
Universal Foods Corporation               1,000       20,375
                                                  ----------
                                                     122,785
FOOD RETAILERS--0.83%
Albertson's, Incorporated                   600       19,350
Safeway, Incorporated*                    1,700       60,456
                                                  ----------
                                                      79,806
HOMEBUILDING/SUPPLIES--0.18%
Centex Corporation                          700       17,281

INSURANCE COMPANIES--2.11%
CIGNA Corporation                           600       48,337
Citigroup, Incorporated                   2,400      133,350
Conseco, Incorporated                     1,100       19,663
                                                  ----------
                                                     201,350
LEISURE TIME--0.40%
Brunswick Corporation                     1,700       37,825

MEDIA - TV/RADIO/CABLE--0.48%
MediaOne Group, Incorporated*               600       46,087

MEDICAL PRODUCTS/SUPPLIES--0.80%
Beckman Coulter, Incorporated               400       20,350
Johnson & Johnson                           600       55,875
                                                  ----------
                                                      76,225
MEDICAL SERVICES--0.23%
Aetna, Incorporated                         400       22,325

MANUFACTURING - DIVERSIFIED--0.37%
Tyco International LTD                      900       34,988

NATURAL GAS--1.21%
Enron Corporation                         2,600      115,375

OIL INTERNATIONAL--2.26%
BP Amoco p.l.c. ADR                         528       31,317
Chevron Corporation                         600       51,975
Royal Dutch Petroleum Company ADR         2,200      132,962
                                                  ----------
                                                     216,254

SCHEDULE OF INVESTMENTS  December 31, 1999
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

COMMON STOCK                            SHARES      VALUE
RETAIL GENERAL--0.77%
Federated Department Stores,
 Incorporated*                              900   $   45,506
J. C. Penney Company, Incorporated        1,400       27,913
                                                  ----------
                                                      73,419
RETAIL SPECIALTY--0.37%
Loew's Companies, Incorporated              600       35,850

SEMICONDUCTORS--1.21%
Intel Corporation                         1,400      115,237

SPECIALTY PRINTING/SERVICES--0.32%
Banta Corporation                           900       20,306
Toys "R" Us, Incorporated*                  700       10,019
                                                  ----------
                                                      30,325
STEEL--0.63%
Allegheny Technologies, Incorporated        500       11,219
LTV Corporation                           4,000       16,500
USX-U. S. Steel Group                     1,000       33,000
                                                  ----------
                                                      60,719
TELECOM - CELLULAR--0.37%
GTE Corporation                             500       35,281

TELECOM - LONG DISTANCE--1.36%
A T & T Corporation                       1,000       50,750
MCI WorldCom Incorporated *               1,500       79,594
                                                  ----------
                                                     130,344
TELEPHONE--1.07%
Alltel Corporation                          700       57,881
US West, Incorporated New                   616       44,352
                                                  ----------
                                                     102,233
TOBACCO--0.18%
UST, Incorporated                           700       17,631

TRUCKING & SHIPPING--0.25%
USFreightways Corporation                   500       23,938
                                                  ----------
                     TOTAL COMMON STOCK--42.74%
                              (Cost $2,403,890)    4,087,633
                                                  ----------

                                         FACE
BONDS AND NOTES                         AMOUNT      VALUE
CORPORATE BONDS--
AUTO & TRUCK MANUFACTURERS--1.18%
DaimlerChrysler North America, 7.20%,
 09/01/09                              $115,000   $  112,908

AUTO PARTS MANUFACTURERS--0.95%
TRW, Incorporated, 6.30%, 05/15/08      100,000       91,281

BUILDING SUPPLIES--0.99%
Lafarge Corporation, 6.375%, 07/15/05   100,000       94,456

GOVERNMENT AGENCIES--14.40%
Federal Farm Credit Banks, 5.25%,
 05/01/02                               100,000       97,093
Federal Home Loan Bank, 4.875%,
 01/22/02                               250,000      241,873
Federal Home Loan Bank, 5.125%,
 09/15/03                               200,000      189,063
Federal Home Loan Bank, 5.25%,
 04/25/02                               150,000      145,832
Federal Home Loan Bank, 5.495%,
 03/22/04                               100,000       95,013
Federal Home Loan Mortgage
 Corporation, 7.83%, 04/13/05           150,000      149,667
Federal Home Loan Mortgage
 Corporation, Pool # 540341, 9.00%,
 09/01/19                                 2,580        2,684
Federal Home Loan Mortgage
 Corporation, Pool # 360100, 9.00%,
 04/01/20                                11,431       11,896
Federal National Mortgage
 Association, 7.55%, 04/22/02            50,000       50,980
Federal National Mortgage
 Association, 7.70%, 04/10/07           400,000      392,881
                                                  ----------
                                                   1,376,982
REAL ESTATE/REITS--0.98%
Weingarten Realty Investors, 7.35%,
 07/20/09                               100,000       93,859

TELEPHONE--0.99%
US West Communications, Incorporated,
 6.125%, 11/15/05                       100,000       94,208

U S TREASURY SECURITIES--8.05%
U S Treasury Bonds, 6.00%, 02/15/26     680,000      621,988
U S Treasury Notes, 5.875%, 02/15/04    150,000      147,516
                                                  ----------
                                                     769,504
                                                  ----------
                  TOTAL BONDS AND NOTES--27.54%
                              (Cost $2,652,064)    2,633,198
                                                  ----------

SCHEDULE OF INVESTMENTS  December 31, 1999
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

                                         FACE
COMMERCIAL PAPER                        AMOUNT      VALUE
BEVERAGES--3.22%
Whitman Corporation, 6.60%, 01/03/00   $308,000   $  307,887

CONTAINERS--3.12%
Crown Cork & Seal Company,
 Incorporated, 7.20%, 01/21/00          300,000      298,799

ELECTRIC POWER--4.13%
Nevada Power Company, 7.10%, 01/04/00   395,000      394,766

FINANCIAL SERVICES--3.34%
Penn Power & Light Energy Trust,
 6.80%, 01/18/00                        320,000      318,969
FOOD PRODUCERS--2.65%
ConAgra, Incorporated, 6.62%,
 01/05/00                               254,000      253,812

FURNITURE/APPLIANCES--4.10%
Maytag Corporation, 6.37%, 01/11/00     393,000      392,302

NATURAL GAS--2.61%
Sierra Pacific Power Company, 6.55%,
 01/10/00                               250,000      249,588


RETAIL - SPECIALTY--3.26%
                                         FACE
COMMERCIAL PAPER                        AMOUNT      VALUE
Mattel, Incorporated, 6.80%, 01/18/00  $313,000   $  311,992

UTILITY - MISCELLANEOUS--2.85%
Hawaiian Electric Industries
 Incorporated, 5.65%, 01/13/00          273,000      272,486
                                                  ----------
                 TOTAL COMMERCIAL PAPER--29.28%
                              (Cost $2,800,601)    2,800,601
                                                  ----------
                      TOTAL INVESTMENTS--99.56%
                              (Cost $7,856,555)    9,521,432
 CASH AND OTHER ASSETS, LESS LIABILITIES--0.44%       41,635
                                                  ----------
                            NET ASSETS--100.00%   $9,563,067
                                                  ==========
ABBREVIATIONS
ADR--American Depository Receipt
REIT--Real Estate Investment Trust
*--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 1999
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO

                                                   STATED    MATURITY      FACE
                                                  RATE(%)      DATE       AMOUNT       VALUE
FEDERAL AGENCIES--
Federal Agricultural Mortgage Corporation           5.66     01/13/00   $  669,000   $  667,734
Federal Farm Credit Bank                            4.25     01/10/00      600,000      599,363
Federal Home Loan Bank                              5.61     01/06/00    1,185,000    1,184,076
Federal Home Loan Bank                              5.72     01/26/00      325,000      323,706
Federal Home Loan Bank                              5.75     02/29/00      203,000      201,086
Federal Home Loan Mortgage Corporation              5.51     01/20/00      594,000      592,257
Federal Home Loan Mortgage Corporation              5.75     01/25/00      447,000      445,282
Federal National Mortgage Association               3.75     01/05/00    1,175,000    1,174,510
Inter-American Development Bank                     5.71     01/12/00    1,427,000    1,424,504
                                                                                     ----------
                                                    TOTAL FEDERAL AGENCIES--99.04%
                                                                 (Cost $6,612,518)    6,612,518
                                      LIABILITIES IN EXCESS OF OTHER ASSETS--0.96%       64,264
                                                                                     ----------
                                                               NET ASSETS--100.00%   $6,676,782
                                                                                     ==========

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  December 31,1999
--------------------------------------------------------------------------------

                                                                GROWTH        MANAGED      BALANCED    MONEY MARKET
                                                               PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
ASSETS
Investments in securities, at value                           $20,283,657   $19,878,539   $9,521,432    $6,612,518
Cash and cash equivalents                                             619           672          628        70,588
Prepaid Expenses                                                       --           261           --           379
Receivable for:
  Investment securities sold                                           27            13          107            --
  Dividends                                                        11,768        13,834        3,035            --
  Interest                                                             10            20       48,261             9
  Expense reimbursement                                                --            --        1,024         1,618
                                                              -----------   -----------   ----------    ----------
                                                TOTAL ASSETS   20,296,081    19,893,339    9,574,487     6,685,112
LIABILITIES
Accrued:
  Investment advisory fee                                           8,254         8,082        3,976         2,628
  Service fee                                                       4,127         4,041        1,988         1,314
  Other liabilities                                                 6,986         7,456        5,456         4,388
                                                              -----------   -----------   ----------    ----------
                                           TOTAL LIABILITIES       19,367        19,579       11,420         8,330
                                                              -----------   -----------   ----------    ----------
                                                  NET ASSETS  $20,276,714   $19,873,760   $9,563,067    $6,676,782
                                                              ===========   ===========   ==========    ==========
SHARES OUTSTANDING                                              9,837,586    10,809,238    6,287,165     6,676,782
                                                              ===========   ===========   ==========    ==========
NET ASSET VALUE PER SHARE                                     $      2.06   $      1.84   $     1.52    $     1.00
                                                              ===========   ===========   ==========    ==========

STATEMENTS OF OPERATIONS  Year Ended December 31, 1999
--------------------------------------------------------------------------------

                                                                GROWTH      MANAGED     BALANCED    MONEY MARKET
                                                              PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
INVESTMENT INCOME
Dividends                                                     $  171,804   $  214,375   $  52,892           --
Interest                                                         166,371      204,307     273,294     $266,277
                                                              ----------   ----------   ---------     --------
                                     TOTAL INVESTMENT INCOME     338,175      418,682     326,186      266,277
EXPENSES
Investment advisory fees                                          87,499       86,084      43,022       26,129
Service fees                                                      43,750       43,042      21,511       13,064
Professional fees                                                  3,467        3,332       3,785        3,911
Custody and transaction fees                                      20,863       22,026      20,395       14,736
Directors' fees and expenses                                       7,076        6,619       7,661        7,837
Registration fees                                                  1,371        1,640       1,019        1,012
Insurance expenses                                                 1,093          832       1,093          714
                                                              ----------   ----------   ---------     --------
                                              TOTAL EXPENSES     165,119      163,575      98,486       67,403
                                    LESS EXPENSES REIMBURSED     (13,190)      (3,304)    (21,209)     (21,723)
                                                              ----------   ----------   ---------     --------
                                                NET EXPENSES     151,929      160,271      77,277       45,680
                                                              ----------   ----------   ---------     --------
INVESTMENT INCOME--NET                                           186,246      258,411     248,909      220,597
                                                              ----------   ----------   ---------     --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                               168,473    2,045,502     600,460           --
  Change in unrealized appreciation (depreciation) of
   investments                                                 2,259,092      459,785    (121,519)          --
                                                              ----------   ----------   ---------     --------
NET GAIN ON INVESTMENTS                                        2,427,565    2,505,287     478,941           --
                                                              ----------   ----------   ---------     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $2,613,811   $2,763,698   $ 727,850     $220,597
                                                              ==========   ==========   =========     ========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

                                                               YEAR ENDED DECEMBER 31,
                                                              -------------------------
                                                                 1999          1998
                                                              -----------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $   186,246   $   132,590
  Net realized gain on investments                                168,473       267,352
  Change in unrealized appreciation                             2,259,092     1,899,902
                                                              -----------   -----------
  Net increase in net assets resulting from operations          2,613,811     2,299,844
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                         (183,316)     (131,790)
  Capital gains                                                   (11,639)     (495,322)
                                                              -----------   -----------
  Total distributions to shareholders                            (194,955)     (627,112)

CAPITAL SHARE TRANSACTIONS--Net                                 2,155,929     2,902,281
                                                              -----------   -----------
TOTAL INCREASE                                                  4,574,785     4,575,013
NET ASSETS
  Beginning of year                                            15,701,929    11,126,916
                                                              -----------   -----------
  End of year                                                 $20,276,714   $15,701,929
                                                              ===========   ===========

MANAGED PORTFOLIO

                                                               YEAR ENDED DECEMBER 31,
                                                              -------------------------
                                                                 1999          1998
                                                              -----------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $   258,411   $   179,573
  Net realized gain on investments                              2,045,502        80,897
  Change in unrealized appreciation                               459,785     1,590,285
                                                              -----------   -----------
  Net increase in net assets resulting from operations          2,763,698     1,850,755
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                         (252,141)     (177,776)
  Capital gains                                                (1,672,601)     (251,773)
                                                              -----------   -----------
  Total distributions to shareholders                          (1,924,742)     (429,549)

CAPITAL SHARE TRANSACTIONS--Net                                 3,984,029     3,846,583
                                                              -----------   -----------
TOTAL INCREASE                                                  4,822,985     5,267,789
NET ASSETS
  Beginning of year                                            15,050,775     9,782,986
                                                              -----------   -----------
  End of year                                                 $19,873,760   $15,050,775
                                                              ===========   ===========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

                                                               YEAR ENDED DECEMBER 31,
                                                              -------------------------
                                                                 1999          1998
                                                              -----------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $  248,909    $  183,621
  Net realized gain on investments                               600,460        67,581
  Change in unrealized appreciation (depreciation)              (121,519)      758,264
                                                              ----------    ----------
  Net increase in net assets resulting from operations           727,850     1,009,466
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                        (243,837)     (185,328)
  Capital gains                                                 (555,948)     (175,856)
                                                              ----------    ----------
  Total distributions to shareholders                           (799,785)     (361,184)

CAPITAL SHARE TRANSACTIONS--Net                                1,807,784     1,584,014
                                                              ----------    ----------
TOTAL INCREASE                                                 1,735,849     2,232,296
NET ASSETS
  Beginning of year                                            7,827,218     5,594,922
                                                              ----------    ----------
  End of year                                                 $9,563,067    $7,827,218
                                                              ==========    ==========

MONEY MARKET PORTFOLIO

                                                               YEAR ENDED DECEMBER 31,
                                                              -------------------------
                                                                 1999          1998
                                                              -----------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $  220,597    $  172,159
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                        (220,597)     (172,159)

CAPITAL SHARE TRANSACTIONS--Net                                2,322,962     1,533,151
                                                              ----------    ----------
TOTAL INCREASE                                                 2,322,962     1,533,151
NET ASSETS
  Beginning of year                                            4,353,820     2,820,669
                                                              ----------    ----------
  End of year                                                 $6,676,782    $4,353,820
                                                              ==========    ==========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

GROWTH PORTFOLIO

                                                                          YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------
                                                       1999           1998           1997          1996          1995
                                                   ------------   ------------   ------------   -----------   -----------
      Net Asset Value, Beginning of Year           $  1.81        $  1.60        $  1.45        $ 1.27        $ 1.04
      Investment income--net                          0.02           0.02           0.03          0.02          0.02
      Net realized and unrealized gain on
       investments during the year                    0.25           0.27           0.27          0.21          0.27
                                                   -------        -------        -------        ------        ------
                 Total from investment operations     0.27           0.29           0.30          0.23          0.29
      Less distributions from
        Investment income--net                       (0.02)         (0.02)         (0.03)        (0.02)        (0.02)
        Capital gains                                --             (0.06)         (0.12)        (0.03)        (0.04)
                                                   -------        -------        -------        ------        ------
                              Total distributions    (0.02)         (0.08)         (0.15)        (0.05)        (0.06)
                                                   -------        -------        -------        ------        ------
      Net Asset Value, End of Year                 $  2.06        $  1.81        $  1.60        $ 1.45        $ 1.27
                                                   =======        =======        =======        ======        ======
      Total return                                   14.99 %        18.62 %        20.72 %       17.98 %       28.50 %
                                                   =======        =======        =======        ======        ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)      $20,277        $15,702        $11,127        $7,278        $4,781
      Ratio of expenses with reimbursement to
       average net assets                             0.87 %         0.87 %         0.87 %        0.87 %        0.87 %
      Ratio of expenses without reimbursement to
       average net assets                             0.94 %         1.01 %         1.09 %        1.25 %        1.32 %
      Ratio of net investment income to average
       net assets                                     1.06 %         1.00 %         1.69 %        1.84 %        1.99 %
      Portfolio turnover rate                        20.96 %        25.75 %        45.37 %       21.24 %       42.06 %

MANAGED PORTFOLIO

                                                                           YEAR ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------------
                                                        1999           1998          1997          1996          1995
                                                    ------------   ------------   -----------   -----------   -----------
      Net Asset Value, Beginning of Year            $  1.75        $  1.56        $ 1.37        $ 1.21        $ 1.00
      Investment income--net                           0.03           0.02          0.03          0.03          0.03
      Net realized and unrealized gain on
       investments during the year                     0.26           0.22          0.28          0.19          0.24
                                                    -------        -------        ------        ------        ------
                  Total from investment operations     0.29           0.24          0.31          0.22          0.27
      Less distributions from
        Investment income--net                        (0.03)         (0.02)        (0.03)        (0.03)        (0.03)
        Capital gains                                 (0.17)         (0.03)        (0.09)        (0.03)        (0.03)
                                                    -------        -------        ------        ------        ------
                               Total distributions    (0.20)         (0.05)        (0.12)        (0.06)        (0.06)
                                                    -------        -------        ------        ------        ------
      Net Asset Value, End of Year                  $  1.84        $  1.75        $ 1.56        $ 1.37        $ 1.21
                                                    =======        =======        ======        ======        ======
      Total return                                    17.09 %        15.85 %       22.41 %       17.69 %       27.19 %
                                                    =======        =======        ======        ======        ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)       $19,874        $15,051        $9,783        $6,273        $4,028
      Ratio of expenses with reimbursement to
       average net assets                              0.93 %         0.93 %        0.93 %        0.93 %        0.93 %
      Ratio of expenses without reimbursement to
       average net assets                              0.94 %         0.99 %        1.10 %        1.14 %        1.26 %
      Ratio of net investment income to average
       net assets                                      1.49 %         1.44 %        1.91 %        2.29 %        2.57 %
      Portfolio turnover rate                         16.42 %        24.83 %       35.08 %       20.79 %       30.87 %

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

BALANCED PORTFOLIO

                                                                            YEAR ENDED DECEMBER 31,
                                                      -------------------------------------------------------------------
                                                         1999          1998          1997          1996          1995
                                                      -----------   -----------   -----------   -----------   -----------
      Net Asset Value, Beginning of Year              $ 1.54        $ 1.39        $ 1.27        $ 1.18        $ 0.99
      Investment income--net                            0.04          0.04          0.04          0.04          0.04
      Net realized and unrealized gain on
       investments during the year                      0.08          0.19          0.20          0.10          0.19
                                                      ------        ------        ------        ------        ------
                    Total from investment operations    0.12          0.23          0.24          0.14          0.23
      Less distributions from
        Investment income--net                         (0.04)        (0.04)        (0.05)        (0.04)        (0.04)
        Capital gains                                  (0.10)        (0.04)        (0.07)        (0.01)         --
                                                      ------        ------        ------        ------        ------
                                        Total
       distributions                                   (0.14)        (0.08)        (0.12)        (0.05)        (0.04)
                                                      ------        ------        ------        ------        ------
      Net Asset Value, End of Year                    $ 1.52        $ 1.54        $ 1.39        $ 1.27        $ 1.18
                                                      ======        ======        ======        ======        ======
      Total return                                      8.00 %       16.58 %       18.80 %       12.23 %       22.80 %
                                                      ======        ======        ======        ======        ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)         $9,563        $7,827        $5,595        $4,281        $3,399
      Ratio of expenses with reimbursement to
       average net assets                               0.90 %        0.90 %        0.90 %        0.90 %        0.90 %
      Ratio of expenses without reimbursement to
       average net assets                               1.14 %        1.24 %        1.30 %        1.48 %        1.37 %
      Ratio of net investment income to average
       net assets                                       2.89 %        2.79 %        3.43 %        3.25 %        3.19 %
      Portfolio turnover rate                          31.53 %       14.14 %       23.02 %       16.71 %       15.97 %

MONEY MARKET PORTFOLIO

                                                                            YEAR ENDED DECEMBER 31,
                                                      -------------------------------------------------------------------
                                                         1999          1998          1997          1996          1995
                                                      -----------   -----------   -----------   -----------   -----------
      Net Asset Value, Beginning of Year              $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
      Investment income--net                            0.04          0.05          0.05          0.08          0.05
                                                      ------        ------        ------        ------        ------
                    Total from investment operations    0.04          0.05          0.05          0.08          0.05
      Less distributions from
        Investment income--net                         (0.04)        (0.05)        (0.05)        (0.08)        (0.05)
                                                      ------        ------        ------        ------        ------
                                        Total
         distributions                                 (0.04)        (0.05)        (0.05)        (0.08)        (0.05)
                                                      ------        ------        ------        ------        ------
      Net Asset Value, End of Year                    $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                      ======        ======        ======        ======        ======
      Total return                                     4.26%         4.65%         4.78%         4.61%         5.11%
                                                      ======        ======        ======        ======        ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)         $6,677        $4,354        $2,821        $2,532        $2,398
      Ratio of expenses with reimbursement to
       average net assets                               0.87 %        0.87 %        0.87 %        0.87 %        0.87 %
      Ratio of expenses without reimbursement to
       average net assets                               1.28 %        1.37 %        1.23 %        1.22 %        1.21 %
      Ratio of net investment income to average
       net assets                                       4.20 %        4.55 %        4.62 %        4.51 %        5.03 %

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  December 31, 1999
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Fund is comprised of the Growth, Managed, Balanced and Money Market Portfolios.

Shares of the Fund, other than the initial capitalization, will be sold only to separate accounts of American National Insurance Company ("American National").

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

INVESTMENT VALUATIONS:

GROWTH, MANAGED AND BALANCED PORTFOLIOS
Investments listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to fair value.

MONEY MARKET PORTFOLIO
Investments are valued at amortized cost (premiums and discounts are amortized on a straight-line basis), which has been determined by the Fund's Board of Directors to closely approximate the fair value of such securities. The Fund intends to maintain a continuous net asset value per share of $1.00, rounded to the nearest cent.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES:
For federal income tax purposes, each portfolio is treated as a separate entity. The Fund intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering at net asset value. The Fund repurchases its shares at net asset value. Dividends and other distributions are recorded by the Fund on the ex-dividend date and may be reinvested at net asset value. For the Money Market Portfolio, distributions are computed daily and distributed monthly.

EXPENSES:
Operating expenses directly attributable to a portfolio are charged to that portfolio's operations. Expenses of the Fund, which are not directly attributable to the operations of any portfolio, are prorated among all portfolios of the Fund based on the relative net assets of each portfolio.

NOTE 2--INVESTMENT ADVISORY AND SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into an investment advisory agreement and an administrative service agreement with Securities Management and Research, Inc. ("SM&R"). SM&R is a wholly-owned subsidiary of American National.

The investment advisory agreement provides SM&R with a monthly advisory fee based on an annualized rate of 1/2 of 1% of the Fund's average daily net assets. For its fee, SM&R will provide investment advice and, in general, will conduct the management and investments of the Fund.

The administrative service agreement provides SM&R with a monthly service fee based on an annualized rate of 1/4 of 1% of the Fund's average daily net assets. For its fee, SM&R will provide certain administrative services for the Fund.

In addition to the investment advisory fee and the administrative fee, the Fund is responsible for paying most other operating expenses including outside director's fees and expenses, safekeeping fees, legal fees, auditing services, insurance, interest and miscellaneous expenses.

All offering and organization costs were paid by American National. Effective May 1, 1994, SM&R has agreed to reimburse the Fund for expenses of any kind (exclusive of interest, commissions and other expenses incidental to portfolio transactions) which exceed the following percentages of each portfolio's average daily net assets:

Growth                              0.87 %
Managed                             0.93 %
Balanced                            0.90 %
Money Market                        0.87 %

Prior to May 1, 1994, the reimbursement percentage was 1.50% of each portfolio's average daily net assets.

As of December 31, 1999, SM&R and American National had the following ownership in the Portfolios:

                                                                AMERICAN NATIONAL               AMERICAN NATIONAL
                                       SM&R                    CORPORATE ACCOUNTS               SEPARATE ACCOUNTS
                           ----------------------------   -----------------------------   -----------------------------
                                      PERCENT OF SHARES               PERCENT OF SHARES               PERCENT OF SHARES
                            SHARES       OUTSTANDING       SHARES        OUTSTANDING       SHARES        OUTSTANDING
Growth                     382,740          3.89%         2,688,267        27.33%         6,766,579        68.78%
Managed                    414,793          3.84%         2,909,220        26.91%         7,485,224        69.25%
Balanced                   401,582          6.39%         2,813,852        44.75%         3,071,731        48.86%
Money Market               351,103          5.26%         2,458,969        36.83%         3,866,710        57.91%

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENTS
Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments, other than commercial paper, were as follows:

                                     PURCHASES      SALES
Growth                               $3,040,247   $4,009,343
Managed                              $2,220,361   $5,952,244
Balanced                             $2,055,290   $2,093,393

Gross unrealized appreciation and depreciation as of December 31, 1999 were as follows:

                                     APPRECIATION   DEPRECIATION
Growth                                $7,152,005       $858,263
Managed                               $4,904,347       $871,214
Balanced                              $2,015,908       $351,031

NOTE 4--CAPITAL STOCK

GROWTH PORTFOLIO

                                                                        YEAR ENDED                        YEAR ENDED
                                                                    DECEMBER 31, 1999                 DECEMBER 31, 1998
                                                                --------------------------        --------------------------
                                                                  SHARES         AMOUNT             SHARES         AMOUNT
                                                                -----------   ------------        -----------   ------------
  Sale of capital shares                                          1,702,006   $  3,211,140          1,744,719   $  2,975,649
  Investment income dividends reinvested                             94,008        183,316             75,309        131,790
  Distributions from net realized gains reinvested                    5,969         11,639            315,491        495,322
                                                                -----------   ------------        -----------   ------------
  Subtotals                                                       1,801,983      3,406,095          2,135,519      3,602,761
  Redemptions of capital shares                                    (647,985)    (1,250,166)          (413,303)      (700,480)
                                                                -----------   ------------        -----------   ------------
  Net increase in capital shares outstanding                      1,153,998   $  2,155,929          1,722,216   $  2,902,281
                                                                              ============                      ============
  Shares outstanding at beginning of year                         8,683,588                         6,961,372
                                                                -----------                       -----------
  Shares outstanding at end of year                               9,837,586                         8,683,588
                                                                ===========                       ===========
  The components of net assets at December 31, 1999, are as
    follows:
  Capital Stock--9,837,586 shares of $.01 par value
    outstanding (115,000,000 authorized) (par and additional
    paid-in capital)                                                          $ 13,893,458
  Undistributed net investment income                                                2,930
  Accumulated net realized gain on investments                                      86,584
  Net unrealized appreciation of investments                                     6,293,742
                                                                              ------------
  Net Assets                                                                  $ 20,276,714
                                                                              ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

MANAGED PORTFOLIO

                                                                        YEAR ENDED                        YEAR ENDED
                                                                    DECEMBER 31, 1999                 DECEMBER 31, 1998
                                                                --------------------------        --------------------------
                                                                  SHARES         AMOUNT             SHARES         AMOUNT
                                                                -----------   ------------        -----------   ------------
  Sale of capital shares                                          1,824,138   $  3,317,155          2,507,388   $  4,170,741
  Investment income dividends reinvested                            143,262        252,141            103,963        177,776
  Distributions from net realized gains reinvested                  950,342      1,672,601            162,434        251,773
                                                                -----------   ------------        -----------   ------------
  Subtotals                                                       2,917,742      5,241,897          2,773,785      4,600,290
  Redemptions of capital shares                                    (686,142)    (1,257,868)          (461,532)      (753,707)
                                                                -----------   ------------        -----------   ------------
  Net increase in capital shares outstanding                      2,231,600   $  3,984,029          2,312,253   $  3,846,583
                                                                              ============                      ============
  Shares outstanding at beginning of year                         8,577,638                         6,265,385
                                                                -----------                       -----------
  Shares outstanding at end of year                              10,809,238                         8,577,638
                                                                ===========                       ===========
  The components of net assets at December 31, 1999, are as
    follows:
  Capital Stock--10,809,238 shares of $.01 par value
    outstanding (120,000,000 authorized) (par and additional
    paid-in capital)                                                          $ 15,484,979
  Undistributed net investment income                                                6,270
  Accumulated net realized gain on investments                                     349,378
  Net unrealized appreciation of investments                                     4,033,133
                                                                              ------------
  Net Assets                                                                  $ 19,873,760
                                                                              ============

BALANCED PORTFOLIO

                                                                        YEAR ENDED                        YEAR ENDED
                                                                    DECEMBER 31, 1999                 DECEMBER 31, 1998
                                                                --------------------------        --------------------------
                                                                  SHARES         AMOUNT             SHARES         AMOUNT
                                                                -----------   ------------        -----------   ------------
  Sale of capital shares                                          1,056,670   $  1,639,801          1,000,879   $  1,484,090
  Investment income dividends reinvested                            164,755        243,837            123,552        185,328
  Distributions from net realized gains reinvested                  375,640        555,948            123,843        175,856
                                                                -----------   ------------        -----------   ------------
  Subtotals                                                       1,597,065      2,439,586          1,248,274      1,845,274
  Redemptions of capital shares                                    (404,768)      (631,802)          (177,843)      (261,260)
                                                                -----------   ------------        -----------   ------------
  Net increase in capital shares outstanding                      1,192,297   $  1,807,784          1,070,431   $  1,584,014
                                                                              ============                      ============
  Shares outstanding at beginning of year                         5,094,868                         4,024,437
                                                                -----------                       -----------
  Shares outstanding at end of year                               6,287,165                         5,094,868
                                                                ===========                       ===========
  The components of net assets at December 31, 1999, are as
    follows:
  Capital Stock--6,287,165 shares of $.01 par value
    outstanding (115,000,000 authorized) (par and additional
    paid-in capital)                                                          $  7,863,085
  Undistributed net investment income                                                5,072
  Accumulated net realized gain on investments                                      30,033
  Net unrealized appreciation of investments                                     1,664,877
                                                                              ------------
  Net Assets                                                                  $  9,563,067
                                                                              ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

MONEY MARKET PORTFOLIO

                                                                        YEAR ENDED                        YEAR ENDED
                                                                    DECEMBER 31, 1999                 DECEMBER 31, 1998
                                                                --------------------------        --------------------------
                                                                  SHARES         AMOUNT             SHARES         AMOUNT
                                                                -----------   ------------        -----------   ------------
  Sale of capital shares                                         21,010,546   $ 21,010,546         14,329,299   $ 14,329,299
  Investment income dividends reinvested                            221,637        221,637            172,322        172,322
                                                                -----------   ------------        -----------   ------------
  Subtotals                                                      21,232,183     21,232,183         14,501,621     14,501,621
  Redemptions of capital shares                                 (18,909,221)   (18,909,221)       (12,968,470)   (12,968,470)
                                                                -----------   ------------        -----------   ------------
  Net increase in capital shares outstanding                      2,322,962   $  2,322,962          1,533,151   $  1,533,151
                                                                              ============                      ============
  Shares outstanding at beginning of year                         4,353,820                         2,820,669
                                                                -----------                       -----------
  Shares outstanding at end of year                               6,676,782                         4,353,820
                                                                ===========                       ===========
  The components of net assets at December 31, 1999, are as
    follows:
  Capital Stock--6,676,782 shares of $.01 par value
    outstanding (1,050,000,000 authorized) (par and additional
    paid-in capital)                                                          $  6,676,782
                                                                              ------------
  Net Assets                                                                  $  6,676,782
                                                                              ============

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
American National Investment Accounts, Inc.

We have audited the accompanying statements of assets and liabilities of American National Investment Accounts, Inc. (comprised of Growth, Managed, Balanced and Money Market portfolios), including the schedule of investments as of December 31, 1999, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 1996 were audited by other auditors whose report dated February 7, 1997, issued an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American National Investment Accounts, Inc. as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the three years then ended, in conformity with generally accepted accounting principles.

                                                   Tait, Weller & Baker

Philadelphia, Pennsylvania
January 28, 2000